Fair Value Measurements (Tables)	4 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Summary of fair value hierarchy of the valuation techniques

The
following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2026 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Asset:	Maturity Date:	Level	June 30, 2026
Marketable securities held in Trust Account-U.S. Treasury Securities	November 19, 2026	1	$75,238,468